DEBT AND CAPITAL LEASES - Long-Term Debt and Respective Weighted-Average Interest Rate (Details) € in Millions, $ in Millions	1 Months Ended
	Oct. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 USD ($)	Dec. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Long-term debt and capital leases
Capital leases				$ 25.0	$ 25.2
Other borrowings				16.6
Less amount classified as current				(5.5)	(252.7)
Total long-term debt and capital leases				1,316.3	713.4
Unamortized debt issuance cost				7.1	3.6
Unamortized debt discount				0.7	0.4
Series 1995 due 2020 through 2025
Long-term debt and capital leases
Senior notes				$ 44.9	44.9
Weighted-average interest rate				7.50%
Senior notes due 2017 at 6.6%
Long-term debt and capital leases
Senior notes					$ 249.7
Interest rate of senior notes (as a percent)				6.60%	6.60%
Senior notes due 2020 at 5.4%
Long-term debt and capital leases
Senior notes				$ 249.5	$ 249.3
Interest rate of senior notes (as a percent)				5.40%	5.40%
Senior notes due 2023 at 3.4%
Long-term debt and capital leases
Senior notes				$ 248.7	$ 248.4
Interest rate of senior notes (as a percent)				3.40%	3.40%
Senior notes due 2025 at 1.3%
Long-term debt and capital leases
Senior notes				$ 588.4
Interest rate of senior notes (as a percent)				1.25%	1.25%
Senior notes due 2033 at 6.0%
Long-term debt and capital leases
Senior notes				$ 148.7	$ 148.6
Interest rate of senior notes (as a percent)				6.00%	6.00%
Senior notes due March 2025 at 1.25%
Long-term debt and capital leases
Senior notes issued | €		€ 500.0
Interest rate of senior notes (as a percent)		1.25%
Proceeds, net of underwriting discounts and offering expenses		€ 495.5	$ 526.6
Senior notes due October 2017 at 6.6%
Long-term debt and capital leases
Repayment of senior notes	$ 250.0